Financial Results	12 Months Ended
Dec. 31, 2019
Financial Results [Abstract]
Financial Results

32.  FINANCIAL RESULTS

Financial income and costs for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
Financial Income	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	64,794	93,774	112,735
Financial income on plan assets (Brazil) (1)	27	42	78
Financial income from concessions IFRIC 12 (Brazil) (2)	73,345	73,911	36,648
Interest collected to customers on energy bills and invoices	76,122	58,604	30,389
Other financial income (3)	235,373	131,750	113,993

Total financial income	449,661	358,081	293,843

	For the years ended December 31,
	2019	2018	2017
Financial Costs	ThUS$	ThUS$	ThUS$

Financial costs	(1,088,631)	(1,071,759)	(869,535)

Bank loans	(134,024)	(162,192)	(97,495)
Unsecured obligations (bonds)	(281,359)	(312,204)	(215,836)
Lease obligations	(11,712)	(8,170)	(5,882)
Valuation of financial derivatives	(18,610)	(14,094)	(724)
Gain (loss) on cash flow hedging derivatives	(17,935)	(18,949)	(1,212)
Gain (loss) on fair value hedging derivatives	(675)	4,855	488
Financial provisions (4)	(119,966)	(147,194)	(175,831)
Post-employment benefit obligations (1)	(108,699)	(83,463)	(37,907)
Capitalized borrowing costs	15,703	19,329	8,054
Formalization of debt and other associated expenses	(11,323)	(17,883)	(8,694)
Financial expenses - related parties (5)	(127,977)	(43,874)	—
Other financial costs (6)	(290,664)	(302,014)	(335,220)

Gains (losses) from indexed assets and liabilities (**)	124,477	270,380	—

Foreign currency exchange differences (*)	136,960	110,635	(6,714)

Total financial costs	(827,194)	(690,744)	(876,249)

Total financial results	(377,533)	(332,663)	(582,406)

(1)	See Note 25.2.
(2)

For the years ended December 31, 2019, 2018 and 2017, this item corresponds to the financial update of non-amortized assets at their new replacement value at the end of the concession in the distribution companies Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias S.A. and Enel Distribución Sao Paulo S.A.

(3)

For the year ended  December 31, 2019  financial income consists of: 1) from PIS/COFINS, the generation of a a tax  receivable (updated) for Enel Generación Fortaleza amounting to ThUS$ 14,330 (ThUS$ 0 as of December 31, 2018 and 2017); 2) financial income from regulatory assets related to the Brazilian subsidiaries for ThUS$ 48,228 (ThUS$ 28,579 and ThUS$ 1,614 as of December 31, 2018 and 2017, respectively); 3) financial income from the generation of VOSA accounts receivable as per Argentinian generation subsidiaries amounting to ThUS$ 80,738 (ThUS$ 12,894 and ThUS$ 10,404 as of December 31, 2018 and 2017, respectively); and 4) other income for ThUS$ 92,077 (ThUS$ 90,277 and ThUS$ 101,975 as of December 31, 2018 and 2017, respectively).

(4)

For the year ended December 31, 2019, including ThUS$56,225    (ThUS$61,454 and ThUS$115,826 for the years ended December 31, 2018 and 2017, respectively) of our subsidiary Edesur, corresponding to the financial cost generated by the update of the penalty for the quality of service due to the application of ENRE Resolution No. 1/2016 (See Note 23). Additionally our Brazilian subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo, Enel Cien S.A. and Enel Distribución Goias, have recognized ThUS$54,002,  ThUS$61,187 and ThUS$44,440 during the years ended December 31, 2019, 2018 and 2017, respectively, for accounting update of legal claims.

(5)

For the year ended December 31, 2019, interest for debt with Enel Finance International NV is included for ThUS$127,976  (ThUS$43,874 and ThUS$0 as of December 31, 2018 and 2017, respectively), related to the refinancing  for the  purchase of Enel Distribución Sao Paulo (see Note 12.d).

(6)

For the year ended December 31, 2019, including interest from the debt with CAMMESA for ThUS$91,864  (ThUS$111,680 and ThUS$120,898 for the years ended December 31, 2018 and 2017, respectively), banking expenses for ThUS$53,458  (ThUS$56,188 and ThUS$106,079 for the years ended December 31, 2018 and 2017, respectively), financial costs for the sale of portfolio corresponding to the assignment of accounts receivable in our subsidiaries in Peru, Colombia and Brasil amounting to ThUS$5,950  (ThUS$23,471 and ThUS$35,246 for the years ended December 31, 2018 and 2017, respectively), and others for ThUS$139,392  (ThUS$110,675 and ThUS$53,186 for the years ended December 31, 2018 and 2017, respectively).

(*) The effects on financial results from exchange differences are originated from the following:

	For the years ended December 31,
	2019	2018	2017
Gains (losses) from Indexed Assets and Liabilities (*)	ThUS$	ThUS$	ThUS$
Hyperinflation Result (1)	124,477	270,380	—
Total	124,477	270,380	—

	For the years ended December 31,
	2019	2018	2017
Foreign Currency Exchange Differences (*)	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	3,553	28,247	7,171
Other financial assets	57,818	143,279	117,018
Other non-financial assets	379	5,356	4,260
Trade and other receivables	210,587	193,532	10,015
Current tax assets and liabilities	—	2,473	266
Other financial liabilities (financial debt and derivative instruments)	(43,692)	(144,669)	(103,890)
Trade and other payables	(45,142)	(76,575)	(30,326)
Other non-financial liabilities	(46,543)	(41,008)	(11,228)

Total	136,960	110,635	(6,714)

1)	See Note 7.